UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of November 30, 2017 (Unaudited)

Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.2%
Bank of Montreal, 1-month LIBOR plus 0.54%, 1.785% **, 1/11/2018	500,000	500,366
Canadian Imperial Bank of Commerce, 1-month LIBOR plus 0.19%, 1.484% **, 5/22/2018	1,250,000	1,250,388
Commonwealth Bank of Australia, 1-month LIBOR plus 0.17%, 1.42% **, 8/15/2018	1,000,000	1,000,217
Cooperatieve Rabobank UA, 1-month LIBOR plus 0.14%, 1.427% **, 5/21/2018	1,000,000	1,000,102
Dexia Credit Local, 1-month LIBOR plus 0.13%, 1.394% **, 5/16/2018	1,000,000	999,985
DZ Bank AG, 1.35%, 1/31/2018	3,000,000	2,999,744
Oversea-Chinese Banking Corp., Ltd., 1-month LIBOR plus 0.12%, 1.449% **, 2/26/2018	500,000	500,168
State Street Bank & Trust Co., 1-month LIBOR plus 0.12%, 1.364% **, 5/8/2018	2,500,000	2,500,147
U.S. Bank NA, 1.4%, 3/20/2018	2,000,000	2,000,140
Wells Fargo Bank NA:
1-month LIBOR plus 0.16%, 1.402% **, 8/1/2018	500,000	499,995
1-month LIBOR plus 0.56%, 1.843% **, 1/18/2018	500,000	500,427
Westpac Banking Corp., 3-month LIBOR plus 0.3%, 1.623% **, 12/22/2017	2,000,000	2,000,499
Total Certificates of Deposit and Bank Notes (Cost $15,750,233)		15,752,178
Commercial Paper 50.4%
Issued at Discount * 43.7%
Bank Nederlandse Gemeenten, 144A, 1.444%, 1/31/2018	1,500,000	1,496,330
Caisse des Depots et Consignations, 144A, 1.411%, 2/15/2018	3,000,000	2,991,064
Coca-Cola Co., 144A, 1.61%, 8/13/2018	1,000,000	988,596
Danske Corp., 144A, 1.398%, 2/16/2018	1,750,000	1,744,767
DBS Bank Ltd., 144A, 1.407%, 2/1/2018	3,500,000	3,491,519
Federation Desjardins du Quebec, 144A, 1.105%, 12/1/2017	4,000,000	4,000,000
ING U.S. Funding LLC:
1.338%, 12/1/2017	1,150,000	1,150,000
1.387%, 2/5/2018	1,000,000	997,457
JPMorgan Securities LLC, 1.229%, 12/14/2017	200,000	199,911
Kells Funding LLC, 1.533%, 3/2/2018	1,500,000	1,494,187
Liberty Street Funding LLC, 144A, 1.442%, 1/30/2018	3,500,000	3,491,588
Matchpoint Finance PLC, 144A, 1.217%, 12/1/2017	3,431,000	3,431,000
MetLife Short Term Funding LLC:
144A, 1.156%, 12/4/2017	1,000,000	999,904
144A, 1.469%, 2/27/2018	1,000,000	996,409
Natixis, 1.095%, 12/1/2017	3,000,000	3,000,000
Nederlandse Waterschapsbank NV, 144A, 1.359%, 2/27/2018	900,000	897,010
NRW.Bank:
144A, 1.429%, 2/27/2018	3,720,000	3,707,006
144A, 1.437%, 3/5/2018	900,000	896,623
Ontario Teachers Finance Trust:
144A, 1.316%, 1/5/2018	350,000	349,552
144A, 1.422%, 3/6/2018	800,000	796,998
Philip Morris International, Inc., 144A, 1.246%, 12/27/2017	3,500,000	3,496,850
Regency Markets No. 1 LLC, 144A, 1.22%, 12/7/2017	3,000,000	2,999,390
Starbird Funding Corp., 144A, 1.218%, 12/6/2017	1,900,000	1,899,679
United Overseas Bank Ltd., 144A, 1.392%, 1/26/2018	3,000,000	2,993,504
		48,509,344
Issued at Par ** 6.7%
ASB Finance Ltd., 144A, 1-month LIBOR plus 0.46%, 1.71%, 2/15/2018	500,000	500,511
Bedford Row Funding Corp., 144A, 1-month LIBOR plus 0.12%, 1.407%, 2/21/2018	1,500,000	1,500,455
BNZ International Funding Ltd., 144A, 1-month LIBOR plus 0.18%, 1.424%, 7/9/2018	2,250,000	2,250,252
Collateralized Commercial Paper II Co., LLC, 144A, 1-month LIBOR plus 0.16%, 1.443%, 1/18/2018	300,000	300,093
Crown Point Capital Co., LLC, 144A, 1-month LIBOR plus 0.3%, 1.613%, 3/23/2018	785,000	785,000
JPMorgan Securities LLC, 1-month LIBOR plus 0.15%, 1.395%, 12/13/2017	1,500,000	1,500,111
Ontario Teachers Finance Trust, 144A, 1-month LIBOR plus 0.12%, 1.362%, 2/5/2018	650,000	650,215
		7,486,637
Total Commercial Paper (Cost $55,996,360)		55,995,981
Time Deposit 3.6%
Credit Agricole SA, 1.06%, 12/1/2017 (Cost $4,000,000)	4,000,000	4,000,000
Municipal Bonds and Notes 30.8%
Canyon Oaks LLC, (REIT), 1.25% ***, 12/6/2017	5,000,000	5,000,000
Colorado, State Housing & Finance Authority:
"1", Series B-1, 1.25% ***, 12/7/2017, SPA: Federal Home Loan Bank	2,650,000	2,650,000
Series B-1, 1.3% ***, 12/7/2017, SPA: Royal Bank of Canada	1,350,000	1,350,000
District Columbia, Water & Sewer Authority, TECP, 1.24%, 12/5/2017, LOC: Landesbank Hessen-Thuringen	3,000,000	3,000,023
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 1.28% ***, 12/7/2017, LOC: JPMorgan Chase Bank NA	2,000,000	2,000,000
Issaquah Gateway SR Development LLC, Sereis A, 1.25% ***, 12/1/2017	1,500,000	1,500,000
Jefferson at Stadium Park-Phase A Owner LLC, Series B, 1.25% ***, 12/1/2017	2,925,000	2,925,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 1.25% ***, 12/1/2017, LOC: PNC Bank NA	3,300,000	3,300,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 1.29% ***, 12/1/2017, LOC: Landesbank Hessen-Thuringen	600,000	600,000
Newport News, VA, Economic Development Authority, Industrial Development Revenue,Shipbuilding Project, Series B, 1.25% ***, 12/7/2017, LOC: JPMorgan Chase Bank NA	1,620,000	1,620,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 1.2% ***, 12/7/2017, LOC: TD Bank NA	3,000,000	3,000,000
Peralta, CA, Community College District Ltd. Obligation, Series B-2, 1.24% ***, 12/7/2017, LOC: Barclays Bank PLC	1,500,000	1,500,000
Sterling, IL, Rock River Redevelopment Revenue, 1.27% ***, 12/7/2017, LOC: Wells Fargo Bank NA	310,000	310,000
University of California, State Revenues, Series Z-1, 1.19% ***, 12/7/2017	5,000,000	5,000,000
Wilkes-Barre, PA, General Obligation, Series C, 1.32% ***, 12/7/2017, LOC: PNC Bank NA	405,000	405,000
Total Municipal Bonds and Notes (Cost $34,160,000)		34,160,023
Government & Agency Obligation 0.9%
U.S. Treasury Obligation
U.S. Treasury Floating Rate Note, 3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.561% **, 1/31/2018 (Cost $1,000,037)	1,000,000	1,000,515
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $110,906,630)	99.9	110,908,697
Other Assets and Liabilities, Net	0.1	70,808
Net Assets	100.0	110,979,505

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Current yield; not a coupon rate.
** Floating rate security. These securities are shown at their current rate as of November 30, 2017.
*** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2017. Maturity date reflects the earlier of demand date or stated maturity date.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
REIT: Real Estate Investment Trust
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$110,908,697	$—	$110,908,697
Total	$—	$110,908,697	$—	$110,908,697

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018